United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  3/31/04

Check here if Amendment [ ]; Amendment Number: _____
  This Amendment:	[ ] is a restatement
			[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Touchstone Investment Managers, LLC
Address:  920 SW Sixth Ave. Suite 261
	  Portland, OR  97204

Form 13F File Number:  28-10643

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Wayne Smith
Title: 	Chief Operating Officer
Phone:	(503) 552-6724

Signature, Place, and Date of Signing:

	Wayne S.. Smith		               Portland, Oregon  		May 14, 2004
	[Signature]				[City, State]		         [Date]

Report Type:
[x]	13F HOLDING REPORT.
[ ] 	13F NOTICE.
[ ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:  NONE





FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13 Information Table Entry Total:             70
Form 13 Information Table Value Total:             187,698 (Thousands)

List of Other Included Managers:
NONE




FORM 13F INFORMATION TABLE

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COLUMN 1	      COLUMN 2	    COLUMN 3	COLUMN 4     		COLUMN 5	         COLUMN 6       COLUMN 7	   COLUMN 8

                      TITLE OF		        VALUE	     		SHRS OR    SH/ PUT    INVESTMENT    OTHER       VOTING AUTHORITY
NAME OF ISSUER		CLASS        CUSIP      (X$1000)    		PRN AMT   PRN CALL    DISCRETION  MANAGERS      SOLE   SHARED  NONE

AFRICAN BANK		    COM	   6040776      191		       100000			      SOLE		100000
HAINAN MEILAN AIRPORT       COM    000778868    367	               400000			      SOLE		400000
AMERICREDIT CORP            COM    03060R101    6,386                  375000			      SOLE		375000
ANGLOGOLD LTD               COM    035128206    4,227                  100000			      SOLE		100000
APPLIED SIGNAL TECH.        COM    0382371039   2,174	               79300			      SOLE		79300
ARIZONA STAR RES.           COM    04059G106    96	               19500			      SOLE		19500
ATRD INC                    COM    04648R105    368	               30000			      SOLE		30000
BEAR CREEK MNG              COM    07380N104    157	               375000			      SOLE		375000
BEMA GOLD CORPCMN           COM    08135F107    5972	               1623000			      SOLE		1623000
BRITESMILE INC              COM    110415205    1314	               106875			      SOLE		106875
CABOT MICRO. ELEC. CRP      COM    12709P103    3370	               80000			      SOLE		80000
CAMECO CORP		    COM	   13321L108	10678		       214600			      SOLE		214600
COEUR D-ALEN MINES	    COM	   192108108	1190		       170000			      SOLE		170000
COGNIZANT TECH. 	CLASS A	   192446102	298		       6600			      SOLE		6600
COMPANIA DE MINAS  BUENA    COM    204448104    5447	               188500			      SOLE		188500
COPPER MOUNTAIN NET.	    COM	   217510205	561		       50000			      SOLE		50000
CORVU CORP		    COM	   221011109	136		       120000			      SOLE		120000
CRESUD S.A. SPONS           COM    226406106    620	               50000			      SOLE		50000
CUMBERLAND RES. LTD         COM    23077R100    625	               340000			      SOLE		340000
DENDERON CORP		    COM    24823Q107	199		       15000			      SOLE		15000
DIAGEO PLC		    COM    25243Q205	793		       15000			      SOLE		15000
DENISON MINES		    COM	   248358103	111		       17900			      SOLE		17900
DUNDEE METALS   MUT. FUND CLASS A  265269100    1035	               40000			      SOLE		40000
DURBAN ROODEPORT DEEP    SPON. ADR 266597301    1358	               387000			      SOLE		387000
ENDEAVOR MNG		    COM    2983682    	125		       40000			      SOLE		40000
E Z CORP		    COM	   302301106    1825		       177450			      SOLE	    	177450
FLAMEL TECH. SPON           COM    320816101    2331	               90000			      SOLE		90000
GOLDEN STAR RESOURCES       COM    381197104    12676	               1773000			      SOLE		1773000
GOODYEAR TIRE		    COM    382550101	171		       20000			      SOLE		20000
HAWAIIAN HOLDINGS	    COM    419879101	385		       100000			      SOLE		100000
HARMONY GOLD	            COM    413216300	771		       50000			      SOLE		50000
HECLA MINING CO.            COM    422704106    2523	               300000			      SOLE		300000
INTERNATIONAL URANIUM	    COM	   46052H102	570		       260000			      SOLE		260000
IRSA INVERSIONES Y          GDR    450047204    184	               18600			      SOLE		18600
KNIGHTBRIDGE TANKERS	    COM	   2509271      531		       25000			      SOLE		25000
LAIDLAW INTERNATIONAL	    COM	   50730R102	145		       10000			      SOLE		10000
LAKES ENTERTAINMENT	    COM	   51206P109	7777		       305000			      SOLE		305000
MAGNUM HUNT RESOURCES       COM    55972F203    405	               40000			      SOLE		40000
MAJOR DRILLING GROUP        COM    560909103    195	               29200			      SOLE		29200
MAXIM PHARM		    COM	   57772M107	599		       70000			      SOLE		70000
METAL MANAGEMENT INC.       COM    591097209    4218	               115000			      SOLE		115000
METALS USA INC              COM    591324207    4639	               358800			      SOLE		358800
METRIS COMPANIES INC        COM    591598107    1929	               240000			      SOLE		240000
MINEFINDERS CORP. LTD       COM    602900102    4805                   485450			      SOLE		485450
MIPS TECHNOLOGIES INC       COM    604556710    143	               25000			      SOLE		25000
MNG AND MTL               SPON. ADR466260108    302	               4000			      SOLE		4000
NAUTILUS GROUP, INC         COM    639108102    411	               26150			      SOLE		26150
NEPTUNE ORIENT		    COM	   6628859	196		       150000			      SOLE		150000
NEW CENTURY FINANCIAL       COM    64352D101    21487	               442500          		      SOLE		442500
NEWMONT MNG CORP            COM    651639106    20050	               430000			      SOLE		430000
NVE CORP		    COM	   629445206	2145		       45000			      SOLE		45000
PALADIN RESOURCES    ORD.FULL PD.  6668468	258		       2500000			      SOLE		2500000
PAN AMERICAN SILVER         COM    697900108    24502	               1375000			      SOLE		1375000
PLACERDOME INC              COM    725906101    8562	               476500			      SOLE		476500
PLAYTEX PRODUCTS	    COM	   72813P100	173		       25000			      SOLE		25000
PRIMUS KNOWLEDGE	    COM	   74163Q100	361		       85000			      SOLE		85000
PUT/QQQ(XCWMI)		    PUT	   EXPIRED	228		       800			      SOLE		800
RANGE RESOURCES CORP.       COM    75281A109    303	               25000			      SOLE		25000
SCHNITZER STEEL		    COM	   806882106	638		       20000			      SOLE		20000
SEITL INC		    COM	   816074306	284		       75000			      SOLE		75000
SEIRRA PACIFIC 		    COM	   826428104	555		       75000			      SOLE		75000
SIMSGROUP LTD		ORD FULL   000000SMS	1816	               205000			      SOLE		205000
SOUTHERN CROSS		    COM	   842902108	2299		       1840600			      SOLE		1840600
STILLWATER MINING CO.       COM    86074Q102    3415	               217000			      SOLE		217000
TEFRON LTD                  COM    001082585    59	               10000			      SOLE		10000
TSX GROUP, INC.             COM    873028104    3510	               87300			      SOLE		87300
UEX CORP		    COM	   902666106	141		       250000			      SOLE		250000
UNITED AMERICAN HEALTH	    COM	   90934C105	214		       40800			      SOLE		40800
WHEATON RIV MINERALS        COM    962902102    1014	               296500			      SOLE		296500
WTS/METALS USA INCEXP10/31/2007WARRANTS 591324116  133	               50000			      SOLE		50000